UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2015
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (38.6%)
2	Federal Home Loan Bank Discount Notes	0.195%	12/4/15	534,477	534,468
2	Federal Home Loan Bank Discount Notes	0.208%	12/9/15	1,500,000	1,499,931
2	Federal Home Loan Bank Discount Notes	0.222%–0.225%	12/11/15	2,449,195	2,449,042
2	Federal Home Loan Bank Discount Notes	0.075%	12/18/15	295,550	295,540
2	Federal Home Loan Bank Discount Notes	0.070%	12/23/15	1,076,603	1,076,557
2	Federal Home Loan Bank Discount Notes	0.111%	1/13/16	1,800,000	1,799,761
2	Federal Home Loan Bank Discount Notes	0.115%	1/15/16	700,000	699,899
2	Federal Home Loan Bank Discount Notes	0.120%	1/20/16	123,415	123,394
2	Federal Home Loan Bank Discount Notes	0.120%	1/22/16	917,000	916,841
2	Federal Home Loan Bank Discount Notes	0.123%	1/27/16	600,000	599,883
2	Federal Home Loan Bank Discount Notes	0.145%	2/3/16	750,000	749,807
2	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	449,800	449,635
2	Federal Home Loan Bank Discount Notes	0.229%	2/10/16	1,700,000	1,699,232
2	Federal Home Loan Bank Discount Notes	0.223%	2/12/16	2,000,000	1,999,096
2	Federal Home Loan Bank Discount Notes	0.235%–0.237%	2/17/16	2,808,600	2,807,160
2	Federal Home Loan Bank Discount Notes	0.270%	2/24/16	2,283,350	2,281,894
2	Federal Home Loan Bank Discount Notes	0.290%–0.300%	2/26/16	814,620	814,045
	United States Treasury Bill	0.082%	12/17/15	325,000	324,988
	United States Treasury Bill	0.106%–0.126%	12/24/15	6,757,414	6,756,911
	United States Treasury Bill	0.110%	2/4/16	450,000	449,911
	United States Treasury Bill	0.136%	2/11/16	1,400,000	1,399,619
	United States Treasury Bill	0.196%–0.200%	2/25/16	312,000	311,893
	United States Treasury Bill	0.280%	5/5/16	1,500,000	1,498,180
	United States Treasury Bill	0.341%	5/12/16	1,695,600	1,692,990
	United States Treasury Bill	0.331%–0.336%	5/19/16	2,500,000	2,496,075
	United States Treasury Bill	0.344%–0.346%	5/26/16	1,000,000	998,309
	United States Treasury Bill	0.412%–0.417%	6/2/16	3,000,000	2,993,736
4	United States Treasury Floating Rate Note	0.185%	1/31/16	415,000	414,983
4	United States Treasury Floating Rate Note	0.209%	4/30/16	1,041,000	1,040,974
4	United States Treasury Floating Rate Note	0.210%	7/31/16	350,000	349,984
4	United States Treasury Floating Rate Note	0.193%	10/31/16	2,912,200	2,910,812
4	United States Treasury Floating Rate Note	0.224%	1/31/17	1,779,183	1,779,162
	United States Treasury Note/Bond	0.375%	1/15/16	1,467,000	1,467,480
	United States Treasury Note/Bond	2.000%	1/31/16	1,619,000	1,624,014
	United States Treasury Note/Bond	0.375%	2/15/16	1,339,000	1,339,626
	United States Treasury Note/Bond	4.500%	2/15/16	171,454	172,985
	United States Treasury Note/Bond	0.375%	3/15/16	300,000	300,156
	United States Treasury Note/Bond	0.375%	3/31/16	139,045	139,123
	United States Treasury Note/Bond	2.250%	3/31/16	402,500	405,216
	United States Treasury Note/Bond	2.375%	3/31/16	164,000	165,176
	United States Treasury Note/Bond	3.250%	5/31/16	576,000	584,127
	United States Treasury Note/Bond	0.500%	6/15/16	600,000	600,268
Total U.S. Government and Agency Obligations (Cost $53,012,883)					53,012,883
Commercial Paper (27.1%)
Finance—Auto (2.5%)
	American Honda Finance Corp.	0.280%	12/4/15	40,000	39,999
	American Honda Finance Corp.	0.230%	1/6/16	349,000	348,920
	American Honda Finance Corp.	0.200%	1/8/16	74,750	74,734
	American Honda Finance Corp.	0.200%–0.220%	1/11/16	122,000	121,971

	American Honda Finance Corp.	0.220%	1/21/16	59,000	58,982
	American Honda Finance Corp.	0.220%	1/25/16	30,000	29,990
3	BMW US Capital LLC	0.190%–0.240%	12/1/15	62,250	62,250
3	BMW US Capital LLC	0.190%–0.240%	12/2/15	113,250	113,249
3	BMW US Capital LLC	0.190%–0.270%	12/3/15	45,500	45,499
3	BMW US Capital LLC	0.190%–0.270%	12/4/15	101,750	101,748
3	BMW US Capital LLC	0.270%	12/7/15	21,750	21,749
3	BMW US Capital LLC	0.190%	12/8/15	120,000	119,996
3	BMW US Capital LLC	0.290%	12/11/15	36,750	36,747
3	BMW US Capital LLC	0.210%	12/14/15	25,000	24,998
3	BMW US Capital LLC	0.290%	12/16/15	47,500	47,494
3	BMW US Capital LLC	0.290%	12/18/15	36,500	36,495
3	BMW US Capital LLC	0.220%	12/21/15	18,000	17,998
3	BMW US Capital LLC	0.220%	12/23/15	18,000	17,998
3	BMW US Capital LLC	0.220%	12/24/15	18,000	17,998
3	BMW US Capital LLC	0.330%	1/4/16	47,250	47,235
3	BMW US Capital LLC	0.220%	1/11/16	369,500	369,407
	Toyota Motor Credit Corp.	0.280%	12/3/15	174,000	173,997
	Toyota Motor Credit Corp.	0.280%	12/7/15	45,000	44,998
	Toyota Motor Credit Corp.	0.280%–0.290%	12/8/15	121,000	120,993
	Toyota Motor Credit Corp.	0.250%	12/17/15	30,000	29,997
	Toyota Motor Credit Corp.	0.321%	1/5/16	198,000	197,938
	Toyota Motor Credit Corp.	0.311%	1/12/16	39,750	39,736
	Toyota Motor Credit Corp.	0.311%	1/19/16	23,000	22,990
4	Toyota Motor Credit Corp.	0.331%	4/15/16	452,000	452,000
4	Toyota Motor Credit Corp.	0.492%	7/22/16	55,000	55,000
4	Toyota Motor Credit Corp.	0.493%	7/22/16	110,500	110,500
4	Toyota Motor Credit Corp.	0.440%	7/29/16	18,000	18,000
4	Toyota Motor Credit Corp.	0.483%	8/18/16	155,000	155,000
4	Toyota Motor Credit Corp.	0.483%	8/19/16	153,000	153,000
4	Toyota Motor Credit Corp.	0.503%	8/25/16	174,000	174,000
					3,503,606
Finance—Other (0.6%)
3	Chariot Funding LLC	0.300%	1/12/16	45,400	45,384
	General Electric Capital Corp.	0.321%	12/7/15	198,000	197,989
	General Electric Capital Corp.	0.321%	12/8/15	198,000	197,988
	General Electric Capital Corp.	0.240%	12/11/15	25,000	24,998
	General Electric Capital Corp.	0.280%	12/16/15	99,000	98,989
	General Electric Capital Corp.	0.321%	12/23/15	198,000	197,961
					763,309
Foreign Banks (9.4%)
[3,4] Australia & New Zealand Banking Group, Ltd.		0.307%	1/15/16	99,000	98,999
[3,4] Australia & New Zealand Banking Group, Ltd.		0.343%	1/29/16	217,500	217,500
[3,4] Australia & New Zealand Banking Group, Ltd.		0.343%	1/29/16	297,000	297,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.303%	2/2/16	200,000	200,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.305%	4/8/16	357,000	357,000
3	Australia & New Zealand Banking Group, Ltd.	0.441%	4/28/16	191,000	190,652
[3,4] Australia & New Zealand Banking Group, Ltd.		0.441%	5/23/16	397,000	397,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.367%	6/20/16	415,000	415,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.442%	7/27/16	329,250	329,250
[3,4] Australia & New Zealand Banking Group, Ltd.		0.403%	8/2/16	88,500	88,499
[3,4] Australia & New Zealand Banking Group, Ltd.		0.402%	8/3/16	133,000	133,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.400%	8/4/16	111,000	111,000
[3,4] Commonwealth Bank of Australia		0.292%	1/29/16	300,000	299,998
[3,4] Commonwealth Bank of Australia		0.296%	2/8/16	150,000	149,999
[3,4] Commonwealth Bank of Australia		0.303%	2/19/16	217,000	216,998

[3,4] Commonwealth Bank of Australia		0.313%	2/22/16	55,000	54,999
[3,4] Commonwealth Bank of Australia		0.381%	2/24/16	181,000	181,000
[3,4] Commonwealth Bank of Australia		0.383%	2/29/16	30,000	30,000
[3,4] Commonwealth Bank of Australia		0.365%	3/7/16	280,000	280,000
[3,4] Commonwealth Bank of Australia		0.327%	3/14/16	249,000	248,996
[3,4] Commonwealth Bank of Australia		0.331%	3/18/16	350,000	350,000
[3,4] Commonwealth Bank of Australia		0.322%	3/24/16	145,000	145,000
[3,4] Commonwealth Bank of Australia		0.343%	3/30/16	125,000	124,998
[3,4] Commonwealth Bank of Australia		0.343%	3/31/16	40,000	39,999
[3,4] Commonwealth Bank of Australia		0.412%	4/26/16	80,000	80,000
[3,4] Commonwealth Bank of Australia		0.343%	5/13/16	100,000	99,998
[3,4] Commonwealth Bank of Australia		0.353%	5/23/16	375,000	374,992
[3,4] Commonwealth Bank of Australia		0.379%	6/22/16	250,250	250,241
[3,4] Commonwealth Bank of Australia		0.381%	6/24/16	59,000	58,999
[3,4] Commonwealth Bank of Australia		0.412%	7/19/16	350,000	350,000
[3,4] Commonwealth Bank of Australia		0.417%	7/20/16	350,000	350,000
[3,4] Commonwealth Bank of Australia		0.561%	10/24/16	300,000	300,000
3	National Australia Bank Ltd.	0.341%	12/14/15	1,000,000	999,877
3	National Australia Bank Ltd.	0.341%	12/21/15	425,000	424,920
3	National Australia Bank Ltd.	0.260%	1/14/16	141,500	141,455
[3,4] National Australia Bank Ltd.		0.371%	2/25/16	1,032,000	1,032,000
[3,4] Westpac Banking Corp.		0.335%	1/8/16	175,000	174,999
[3,4] Westpac Banking Corp.		0.323%	2/22/16	105,000	105,000
[3,4] Westpac Banking Corp.		0.392%	2/26/16	311,750	311,750
[3,4] Westpac Banking Corp.		0.393%	2/29/16	388,250	388,250
[3,4] Westpac Banking Corp.		0.322%	3/24/16	100,000	100,000
[3,4] Westpac Banking Corp.		0.322%	3/24/16	220,000	220,000
[3,4] Westpac Banking Corp.		0.312%	5/5/16	77,000	76,970
[3,4] Westpac Banking Corp.		0.381%	5/27/16	100,000	100,000
[3,4] Westpac Banking Corp.		0.381%	5/27/16	317,000	317,000
[3,4] Westpac Banking Corp.		0.343%	6/2/16	245,000	245,000
[3,4] Westpac Banking Corp.		0.344%	6/10/16	135,000	134,995
[3,4] Westpac Banking Corp.		0.423%	6/21/16	500,000	499,986
[3,4] Westpac Banking Corp.		0.423%	6/23/16	150,000	149,996
[3,4] Westpac Banking Corp.		0.547%	10/14/16	400,000	399,984
[3,4] Westpac Banking Corp.		0.547%	10/14/16	250,000	249,991
					12,893,290
Foreign Governments (4.1%)
	Canada	0.200%	1/26/16	83,500	83,474
	Canada	0.200%	1/27/16	83,500	83,474
	Canada	0.200%	1/28/16	83,500	83,473
3	CDP Financial Inc.	0.190%	12/1/15	13,000	13,000
3	CDP Financial Inc.	0.260%	12/21/15	28,000	27,996
3	CDP Financial Inc.	0.300%	2/10/16	89,000	88,947
3	CDP Financial Inc.	0.340%	2/16/16	46,250	46,216
3	CDP Financial Inc.	0.421%	4/1/16	79,000	78,888
3	CDP Financial Inc.	0.461%	4/29/16	26,000	25,950
3	CDP Financial Inc.	0.451%	5/2/16	14,500	14,472
5	CPPIB Capital Inc.	0.270%	12/1/15	203,000	203,000
5	CPPIB Capital Inc.	0.160%	12/9/15	49,110	49,108
5	CPPIB Capital Inc.	0.250%	1/11/16	198,000	197,944
5	CPPIB Capital Inc.	0.300%	1/13/16	268,475	268,379
5	CPPIB Capital Inc.	0.300%	1/15/16	218,000	217,918
5	CPPIB Capital Inc.	0.300%	1/19/16	169,000	168,931
5	CPPIB Capital Inc.	0.265%	1/20/16	155,000	154,943
5	CPPIB Capital Inc.	0.300%	2/3/16	89,000	88,952
5	CPPIB Capital Inc.	0.250%	2/11/16	265,000	264,867

5 CPPIB Capital Inc.	0.250%	2/12/16	73,500	73,463
5 CPPIB Capital Inc.	0.371%	3/14/16	149,000	148,841
Export Development Canada	0.090%	12/1/15	50,000	50,000
Export Development Canada	0.380%	1/15/16	99,000	98,953
Export Development Canada	0.380%	1/19/16	198,000	197,898
Export Development Canada	0.315%	1/20/16	49,500	49,478
Export Development Canada	0.330%	2/1/16	49,500	49,472
Export Development Canada	0.300%	2/4/16	50,000	49,973
3 Hydro-Quebec	0.170%	12/1/15	28,500	28,500
5 PSP Capital Inc.	0.210%	12/17/15	80,000	79,993
5 PSP Capital Inc.	0.230%	12/21/15	18,000	17,998
5 PSP Capital Inc.	0.220%	1/7/16	45,000	44,990
5 PSP Capital Inc.	0.220%–0.230%	1/11/16	130,000	129,967
5 PSP Capital Inc.	0.230%	1/12/16	91,500	91,475
5 PSP Capital Inc.	0.230%	1/14/16	104,500	104,471
5 PSP Capital Inc.	0.340%	2/16/16	107,000	106,922
5 PSP Capital Inc.	0.380%	2/25/16	99,000	98,910
5 PSP Capital Inc.	0.390%	3/1/16	74,250	74,177
3 Quebec	0.090%	12/1/15	16,100	16,100
3 Quebec	0.170%	12/2/15	1,000,000	999,995
3 Quebec	0.170%	12/7/15	970,000	969,972
				5,641,480
Foreign Industrial (2.9%)
3 BASF SE	0.200%–0.220%	12/21/15	300,000	299,964
3 BASF SE	0.220%	12/22/15	400,000	399,949
3 BASF SE	0.200%–0.235%	12/28/15	220,500	220,463
3 Nestle Capital Corp.	0.340%	1/8/16	148,000	147,947
3 Nestle Capital Corp.	0.340%	1/12/16	148,000	147,941
3 Nestle Capital Corp.	0.340%	1/14/16	73,000	72,970
3 Nestle Capital Corp.	0.360%	1/28/16	30,000	29,983
3 Nestle Capital Corp.	0.295%	2/2/16	50,000	49,974
Nestle Finance International Ltd.	0.340%	1/6/16	219,000	218,926
Nestle Finance International Ltd.	0.360%	1/19/16	221,000	220,892
Nestle Finance International Ltd.	0.335%	2/1/16	30,000	29,983
Nestle Finance International Ltd.	0.315%	2/3/16	75,000	74,958
Nestle Finance International Ltd.	0.310%	2/4/16	90,000	89,950
Nestle Finance International Ltd.	0.265%	2/8/16	206,500	206,395
3 Reckitt Benckiser Treasury Services plc	0.270%	12/4/15	111,000	110,997
3 Reckitt Benckiser Treasury Services plc	0.260%	1/11/16	49,500	49,485
3 Roche Holdings Inc.	0.170%	12/2/15	199,000	198,999
3 Siemens Capital Co. LLC	0.210%	12/23/15	100,000	99,987
3 Siemens Capital Co. LLC	0.270%	12/29/15	218,573	218,527
3 Total Capital Canada Ltd.	0.290%	12/21/15	329,000	328,947
3 Total Capital Canada Ltd.	0.200%–0.210%	1/4/16	101,546	101,526
3 Total Capital Canada Ltd.	0.350%	1/14/16	49,500	49,479
3 Total Capital Canada Ltd.	0.260%	2/22/16	58,750	58,715
3 Total Capital Canada Ltd.	0.260%	2/25/16	134,250	134,167
Toyota Credit Canada Inc.	0.320%	12/7/15	24,750	24,749
Toyota Credit Canada Inc.	0.461%	4/5/16	49,500	49,420
Toyota Credit Canada Inc.	0.572%	5/13/16	49,500	49,371
Toyota Credit Canada Inc.	0.562%	6/1/16	25,750	25,677
Toyota Credit Canada Inc.	0.642%	6/2/16	24,750	24,669
3 Unilever Capital Corp.	0.270%	12/7/15	74,000	73,997
3 Unilever Capital Corp.	0.190%	12/21/15	60,000	59,994
3 Unilever Capital Corp.	0.280%	1/4/16	36,000	35,990
3 Unilever Capital Corp.	0.280%	1/11/16	86,500	86,472

3 Unilever Capital Corp.	0.240%	2/22/16	37,000	36,979
				4,028,442
Industrial (7.6%)
Caterpillar Financial Services Corp.	0.200%	1/4/16	100,000	99,981
Caterpillar Financial Services Corp.	0.200%	1/12/16	150,000	149,965
Caterpillar Financial Services Corp.	0.200%	1/13/16	100,000	99,976
3 Chevron Corp.	0.250%	12/1/15	368,000	368,000
3 Chevron Corp.	0.270%	12/3/15	110,000	109,998
3 Chevron Corp.	0.270%	12/4/15	184,000	183,996
3 Chevron Corp.	0.270%	12/7/15	184,000	183,992
3 Chevron Corp.	0.270%	12/9/15	185,000	184,989
3 Chevron Corp.	0.300%	12/14/15	73,500	73,492
3 Chevron Corp.	0.300%	12/15/15	200,000	199,977
3 Chevron Corp.	0.200%	1/7/16	126,200	126,174
3 Chevron Corp.	0.200%	1/11/16	238,500	238,446
3 Chevron Corp.	0.245%	2/24/16	129,000	128,925
3 Chevron Corp.	0.245%	2/25/16	22,000	21,987
3 Chevron Corp.	0.260%	3/4/16	85,000	84,942
3 Emerson Electric Co.	0.200%–0.230%	1/4/16	97,000	96,980
3 Emerson Electric Co.	0.220%	1/5/16	54,500	54,488
3 Emerson Electric Co.	0.220%	1/7/16	72,000	71,984
3 Emerson Electric Co.	0.220%	1/8/16	13,500	13,497
3 Emerson Electric Co.	0.230%	1/11/16	75,000	74,980
3 Emerson Electric Co.	0.220%	1/12/16	96,000	95,975
3 Emerson Electric Co.	0.220%	1/13/16	70,000	69,982
3 Google Inc.	0.190%	1/12/16	150,000	149,967
3 Google Inc.	0.180%	1/14/16	77,500	77,483
3 Henkel of America Inc.	0.320%	1/14/16	56,250	56,228
3 Henkel of America Inc.	0.320%	1/15/16	56,250	56,227
3 Henkel of America Inc.	0.230%	1/21/16	54,250	54,232
3 Honeywell International Inc.	0.270%	12/2/15	37,000	37,000
3 Honeywell International Inc.	0.280%	12/8/15	43,000	42,998
3 Honeywell International Inc.	0.300%	12/16/15	41,450	41,445
3 Honeywell International Inc.	0.300%	12/17/15	70,750	70,741
3 Honeywell International Inc.	0.210%	12/18/15	32,000	31,997
3 Honeywell International Inc.	0.210%	12/21/15	150,000	149,982
3 Honeywell International Inc.	0.210%	12/22/15	150,000	149,982
3 International Business Machines Corp.	0.200%	12/23/15	65,000	64,992
3 Microsoft Corp.	0.180%	12/2/15	253,000	252,999
3 Microsoft Corp.	0.170%–0.280%	12/9/15	513,120	513,098
3 Microsoft Corp.	0.175%–0.200%	1/6/16	406,000	405,927
3 Microsoft Corp.	0.190%–0.200%	1/13/16	317,750	317,676
3 Microsoft Corp.	0.190%	1/20/16	61,750	61,734
3 Pfizer Inc	0.170%	12/2/15	175,000	174,999
3 Pfizer Inc	0.200%	1/4/16	733,000	732,861
3 Pfizer Inc	0.190%	1/15/16	198,000	197,953
3 The Coca-Cola Co.	0.260%	12/3/15	74,250	74,249
3 The Coca-Cola Co.	0.260%	12/4/15	134,250	134,247
3 The Coca-Cola Co.	0.260%	12/7/15	194,000	193,992
3 The Coca-Cola Co.	0.260%	12/8/15	199,500	199,490
3 The Coca-Cola Co.	0.260%	12/16/15	114,675	114,663
3 The Coca-Cola Co.	0.250%–0.300%	12/17/15	285,000	284,965
3 The Coca-Cola Co.	0.401%–0.421%	1/28/16	173,500	173,387
3 The Coca-Cola Co.	0.401%–0.421%	1/29/16	149,000	148,901
3 The Coca-Cola Co.	0.441%–0.461%	2/17/16	244,500	244,258
3 The Coca-Cola Co.	0.461%	2/18/16	259,000	258,739
3 The Coca-Cola Co.	0.461%	2/19/16	50,000	49,949

3 The Coca-Cola Co.	0.461%	2/22/16	199,000	198,789
3 The Coca-Cola Co.	0.501%	3/16/16	50,000	49,926
3 The Coca-Cola Co.	0.501%	3/18/16	64,250	64,154
3 The Coca-Cola Co.	0.491%	3/21/16	75,000	74,887
3 The Coca-Cola Co.	0.421%	3/22/16	54,000	53,929
3 The Coca-Cola Co.	0.501%	3/23/16	60,000	59,906
3 The Coca-Cola Co.	0.501%	3/24/16	55,000	54,913
3 The Coca-Cola Co.	0.562%	4/19/16	350,000	349,238
3 The Coca-Cola Co.	0.481%–0.552%	4/20/16	258,500	257,980
3 The Coca-Cola Co.	0.481%	4/21/16	49,500	49,406
3 The Coca-Cola Co.	0.501%	5/17/16	68,500	68,340
3 The Coca-Cola Co.	0.501%	5/18/16	38,000	37,911
3 The Coca-Cola Co.	0.491%	5/19/16	38,000	37,912
3 The Walt Disney Co.	0.190%	1/8/16	24,750	24,745
3 The Walt Disney Co.	0.190%	1/11/16	99,000	98,979
3 The Walt Disney Co.	0.190%	1/21/16	90,000	89,976
3 The Walt Disney Co.	0.190%	1/22/16	200,000	199,945
3 The Walt Disney Co.	0.200%	1/25/16	100,000	99,969
3 The Walt Disney Co.	0.190%	1/28/16	92,000	91,972
3 The Walt Disney Co.	0.190%	1/29/16	100,000	99,969
3 The Walt Disney Co.	0.200%	2/9/16	73,500	73,471
				10,386,404
Total Commercial Paper (Cost $37,216,531)				37,216,531
Certificates of Deposit (32.6%)
Domestic Banks (6.7%)
Citibank NA	0.290%	1/5/16	72,500	72,500
Citibank NA	0.270%	1/6/16	109,000	109,000
Citibank NA	0.300%	2/10/16	202,000	202,000
Citibank NA	0.300%	2/11/16	217,000	217,000
Citibank NA	0.380%	2/24/16	365,000	365,000
State Street Bank & Trust Co.	0.350%	12/14/15	95,000	95,000
4 State Street Bank & Trust Co.	0.313%	12/23/15	725,000	725,000
4 State Street Bank & Trust Co.	0.333%	12/29/15	261,000	261,000
4 State Street Bank & Trust Co.	0.295%	1/11/16	500,000	500,000
4 State Street Bank & Trust Co.	0.356%	1/11/16	87,000	87,000
4 State Street Bank & Trust Co.	0.336%	1/13/16	638,000	638,000
4 State Street Bank & Trust Co.	0.357%	1/15/16	177,000	177,000
4 State Street Bank & Trust Co.	0.443%	5/23/16	1,627,500	1,627,500
4 Wells Fargo Bank NA	0.335%	1/8/16	50,000	50,000
4 Wells Fargo Bank NA	0.333%	1/20/16	250,000	250,000
4 Wells Fargo Bank NA	0.352%	1/27/16	375,000	375,000
4 Wells Fargo Bank NA	0.383%	2/22/16	335,000	335,000
4 Wells Fargo Bank NA	0.315%	3/9/16	400,000	400,000
4 Wells Fargo Bank NA	0.313%	4/1/16	220,000	220,000
Wells Fargo Bank NA	0.450%	4/11/16	50,000	50,000
4 Wells Fargo Bank NA	0.325%	5/6/16	405,000	405,000
4 Wells Fargo Bank NA	0.441%	5/25/16	40,000	40,000
4 Wells Fargo Bank NA	0.383%	5/27/16	100,000	100,000
4 Wells Fargo Bank NA	0.553%	10/21/16	450,000	450,000
4 Wells Fargo Bank NA	0.553%	10/24/16	450,000	450,000
4 Wells Fargo Bank NA	0.533%	11/2/16	495,000	495,000
4 Wells Fargo Bank NA	0.549%	11/16/16	495,000	495,000
				9,191,000
Eurodollar Certificates of Deposit (1.3%)
Australia & New Zealand Banking Group, Ltd.	0.320%	12/1/15	200,000	200,000
Australia & New Zealand Banking Group, Ltd.	0.380%	1/26/16	396,000	396,000

Australia & New Zealand Banking Group, Ltd.	0.300%	2/16/16	298,000	298,000
National Australia Bank Ltd.	0.270%	1/14/16	970,000	970,000
				1,864,000
Yankee Certificates of Deposit (24.6%)
4 Bank of Montreal (Chicago Branch)	0.285%	12/10/15	235,000	235,000
4 Bank of Montreal (Chicago Branch)	0.295%	12/11/15	165,000	165,000
4 Bank of Montreal (Chicago Branch)	0.353%	3/1/16	391,000	391,000
4 Bank of Montreal (Chicago Branch)	0.353%	3/1/16	368,000	368,000
4 Bank of Montreal (Chicago Branch)	0.365%	3/9/16	182,000	182,000
4 Bank of Montreal (Chicago Branch)	0.365%	3/10/16	184,500	184,500
4 Bank of Montreal (Chicago Branch)	0.383%	3/21/16	410,000	410,000
4 Bank of Montreal (Chicago Branch)	0.370%	5/4/16	1,300,000	1,300,000
4 Bank of Nova Scotia (Houston Branch)	0.362%	12/24/15	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.381%	2/25/16	445,000	445,000
4 Bank of Nova Scotia (Houston Branch)	0.392%	2/26/16	885,000	885,000
4 Bank of Nova Scotia (Houston Branch)	0.377%	3/16/16	987,000	987,000
4 Bank of Nova Scotia (Houston Branch)	0.403%	4/21/16	1,065,000	1,065,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	12/8/15	30,000	30,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.323%	12/14/15	771,000	771,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.340%	12/21/15	750,000	749,999
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	12/29/15	35,000	35,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	12/29/15	440,000	440,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.383%	1/19/16	547,000	547,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	1/25/16	76,000	76,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	2/16/16	785,000	785,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.320%	12/9/15	500,000	500,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.350%	12/22/15	420,000	420,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.350%	12/24/15	148,000	148,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.360%	1/4/16	992,000	992,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.390%	1/8/16	365,000	365,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.380%	2/18/16	35,000	35,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.417%	4/20/16	77,250	77,263
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.377%	5/20/16	885,000	885,000
4 Commonwealth Bank of Australia (New York
Branch)	0.312%	2/24/16	72,500	72,500
DNB Bank ASA (New York Branch)	0.110%	12/1/15	340,000	340,000
DNB Bank ASA (New York Branch)	0.110%	12/4/15	2,000,000	2,000,000
DNB Bank ASA (New York Branch)	0.110%	12/7/15	1,090,000	1,090,000
Nordea Bank Finland plc (New York Branch)	0.400%	2/29/16	1,000,000	1,000,000
Royal Bank of Canada (New York Branch)	0.360%	1/4/16	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.363%	3/2/16	541,250	541,250

	Royal Bank of Canada (New York Branch)	0.420%	4/4/16	390,000	390,000
4	Royal Bank of Canada (New York Branch)	0.362%	5/3/16	423,000	423,000
4	Royal Bank of Canada (New York Branch)	0.423%	5/23/16	1,375,000	1,375,000
4	Royal Bank of Canada (New York Branch)	0.402%	6/22/16	1,300,000	1,300,000
	Skandinaviska Enskilda Banken (New York
	Branch)	0.110%	12/1/15	2,605,000	2,605,000
	Skandinaviska Enskilda Banken (New York
	Branch)	0.100%	12/7/15	825,000	825,000
	Swedbank AB (New York Branch)	0.110%	12/1/15	1,185,000	1,185,000
	Swedbank AB (New York Branch)	0.110%	12/4/15	2,000,000	2,000,000
	Toronto Dominion Bank (New York Branch)	0.310%	12/1/15	290,000	290,000
	Toronto Dominion Bank (New York Branch)	0.300%	12/28/15	95,000	95,000
4	Toronto Dominion Bank (New York Branch)	0.345%	1/7/16	40,000	40,000
4	Toronto Dominion Bank (New York Branch)	0.371%	2/24/16	640,000	640,000
4	Toronto Dominion Bank (New York Branch)	0.381%	2/25/16	811,000	811,000
4	Toronto Dominion Bank (New York Branch)	0.392%	3/3/16	825,000	825,000
4	Toronto Dominion Bank (New York Branch)	0.357%	4/14/16	124,000	124,000
	Toronto Dominion Bank (New York Branch)	0.450%	4/14/16	30,000	30,000
4	Toronto Dominion Bank (New York Branch)	0.373%	4/21/16	130,000	130,000
4	Toronto Dominion Bank (New York Branch)	0.362%	5/17/16	255,000	255,000
4	Toronto Dominion Bank (New York Branch)	0.423%	5/23/16	540,000	540,000
4	Toronto Dominion Bank (New York Branch)	0.373%	6/2/16	625,000	625,000
4	Westpac Banking Corp. (New York Branch)	0.305%	3/9/16	40,000	40,000
4	Westpac Banking Corp. (New York Branch)	0.342%	6/3/16	350,000	350,000
4	Westpac Banking Corp. (New York Branch)	0.343%	7/6/16	240,000	240,000
					33,765,512
Total Certificates of Deposit (Cost $44,820,512)					44,820,512
Other Notes (1.9%)
	Bank of America NA	0.330%	2/2/16	399,000	399,000
	Bank of America NA	0.480%	3/1/16	496,000	496,000
	Bank of America NA	0.480%	3/2/16	496,000	496,000
4	Bank of America NA	0.372%	3/3/16	184,000	184,000
	Bank of America NA	0.460%	4/4/16	176,000	176,000
	Bank of America NA	0.500%	5/5/16	221,000	221,000
4	Bank of America NA	0.365%	5/9/16	221,250	221,250
4	Bank of America NA	0.393%	5/17/16	283,000	283,000
4	Bank of America NA	0.377%	5/23/16	178,000	178,000
Total Other Notes (Cost $2,654,250)					2,654,250
Repurchase Agreement (0.1%)
	Federal Reserve Bank of New York
	(Dated 11/30/15, Repurchase Value
	$179,000,000, collateralized by U.S.
	Treasury Note/Bond 2.125%, 8/15/21,
	with a value of $179,000,000)	0.050%	12/1/15	179,000	179,000
Corporate Bonds (0.9%)
Industrial (0.9%)
4	Toyota Motor Credit Corp.	0.356%	6/13/16	734,000	734,000
4	Toyota Motor Credit Corp.	0.527%	10/7/16	544,000	544,000
Total Corporate Bonds (Cost $1,278,000)					1,278,000
Taxable Municipal Bonds (0.7%)
[5,6] BlackRock Municipal Bond Trust TOB VRDO		0.170%	12/1/15	25,930	25,930
[5,6] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.170%	12/1/15	30,715	30,715
[5,6] BlackRock Municipal Income Trust II TOB
	VRDO	0.170%	12/1/15	81,250	81,250

[5,6] BlackRock Municipal Income Trust TOB
	VRDO	0.170%	12/1/15	207,000	207,000
[5,6] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.170%	12/1/15	40,385	40,385
[5,6] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.170%	12/1/15	19,165	19,165
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	12/1/15	38,905	38,905
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	12/1/15	100,000	100,000
[5,6] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.170%	12/1/15	89,750	89,750
[5,6] BlackRock MuniVest Fund, Inc. TOB VRDO		0.170%	12/1/15	130,340	130,340
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	12/1/15	89,100	89,100
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	12/1/15	41,065	41,065
[5,6] BlackRock Strategic Municipal Trust TOB
	VRDO	0.170%	12/1/15	16,555	16,555
[5,6] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.170%	12/7/15	13,000	13,000
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.170%	12/7/15	13,100	13,100
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.150%	12/7/15	33,000	33,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.170%	12/7/15	6,400	6,400
Total Taxable Municipal Bonds (Cost $975,660)					975,660
Total Investments (101.9%) (Cost $140,136,836)					140,136,836
Other Assets and Liabilities-Net (-1.9%)					(2,668,677)
Net Assets (100%)					137,468,159

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2015, the aggregate value of these securities was $29,379,505,000, representing 21.4% of net assets.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $3,527,909,000, representing 2.6% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements

Vanguard Prime Money Market Fund

with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (84.3%)
2	Fannie Mae Discount Notes	0.150%	12/1/15	4,402	4,402
2	Fannie Mae Discount Notes	0.128%–0.200%	12/2/15	9,076	9,076
2	Fannie Mae Discount Notes	0.135%	12/9/15	16,000	16,000
2	Fannie Mae Discount Notes	0.070%	12/11/15	58	58
2	Fannie Mae Discount Notes	0.150%–0.240%	12/14/15	38,100	38,098
2	Fannie Mae Discount Notes	0.250%	12/16/15	40,000	39,996
2	Fannie Mae Discount Notes	0.155%	12/23/15	402	402
2	Fannie Mae Discount Notes	0.155%	12/30/15	8,333	8,332
2	Fannie Mae Discount Notes	0.160%	1/4/16	75,000	74,989
2	Fannie Mae Discount Notes	0.150%–0.160%	1/13/16	83,772	83,757
2	Fannie Mae Discount Notes	0.150%–0.300%	1/14/16	14,554	14,550
2	Fannie Mae Discount Notes	0.180%	1/20/16	643	643
2	Fannie Mae Discount Notes	0.110%	1/29/16	3,000	2,999
2	Fannie Mae Discount Notes	0.110%	2/1/16	5,000	4,999
2	Fannie Mae Discount Notes	0.150%–0.170%	2/2/16	6,239	6,237
2	Fannie Mae Discount Notes	0.210%	2/8/16	100,000	99,960
2	Fannie Mae Discount Notes	0.140%–0.310%	2/10/16	20,000	19,988
2	Fannie Mae Discount Notes	0.270%	2/16/16	2,900	2,898
2	Fannie Mae Discount Notes	0.280%	2/17/16	9,600	9,594
2	Fannie Mae Discount Notes	0.300%	2/24/16	18,044	18,031
2	Fannie Mae Discount Notes	0.265%	2/29/16	11,680	11,672
2	Fannie Mae Discount Notes	0.190%	3/9/16	50,000	49,974
2	Fannie Mae Discount Notes	0.341%	3/16/16	20,100	20,080
2	Fannie Mae Discount Notes	0.250%	4/1/16	2,850	2,848
2	Fannie Mae Discount Notes	0.220%	4/6/16	4,146	4,143
2	Fannie Mae Discount Notes	0.230%	4/13/16	980	979
3	Federal Home Loan Bank Discount Notes	0.145%–0.195%	12/4/15	31,087	31,087
3	Federal Home Loan Bank Discount Notes	0.140%–0.208%	12/9/15	35,000	34,998
3	Federal Home Loan Bank Discount Notes	0.225%–0.280%	12/11/15	140,637	140,628
3	Federal Home Loan Bank Discount Notes	0.280%	12/14/15	5,100	5,099
3	Federal Home Loan Bank Discount Notes	0.090%	12/15/15	101	101
3	Federal Home Loan Bank Discount Notes	0.270%	12/16/15	70,000	69,992
3	Federal Home Loan Bank Discount Notes	0.270%–0.299%	12/18/15	116,225	116,209
3	Federal Home Loan Bank Discount Notes	0.160%–0.285%	12/23/15	20,523	20,519
3	Federal Home Loan Bank Discount Notes	0.290%	12/28/15	35,000	34,992
3	Federal Home Loan Bank Discount Notes	0.135%	1/6/16	302	302
3	Federal Home Loan Bank Discount Notes	0.237%	1/11/16	2,800	2,799
3	Federal Home Loan Bank Discount Notes	0.200%	1/14/16	686	686
3	Federal Home Loan Bank Discount Notes	0.165%	1/15/16	25,000	24,995
3	Federal Home Loan Bank Discount Notes	0.140%	1/20/16	348	348
3	Federal Home Loan Bank Discount Notes	0.220%	1/27/16	20,000	19,993
3	Federal Home Loan Bank Discount Notes	0.230%	2/1/16	346	346
3	Federal Home Loan Bank Discount Notes	0.145%–0.150%	2/3/16	50,974	50,961
3	Federal Home Loan Bank Discount Notes	0.210%	2/5/16	25,000	24,990
3	Federal Home Loan Bank Discount Notes	0.180%	2/8/16	390	390
3	Federal Home Loan Bank Discount Notes	0.190%–0.210%	2/9/16	6,926	6,923
3	Federal Home Loan Bank Discount Notes	0.229%	2/10/16	30,000	29,986
3	Federal Home Loan Bank Discount Notes	0.225%	2/12/16	52,855	52,831
3	Federal Home Loan Bank Discount Notes	0.240%	2/16/16	567	567
3	Federal Home Loan Bank Discount Notes	0.235%–0.237%	2/17/16	50,000	49,974

3	Federal Home Loan Bank Discount Notes	0.234%–0.250%	2/19/16	55,843	55,814
3	Federal Home Loan Bank Discount Notes	0.270%	2/24/16	75,000	74,952
3	Federal Home Loan Bank Discount Notes	0.300%	2/26/16	25,480	25,462
3	Federal Home Loan Bank Discount Notes	0.280%	3/4/16	20,300	20,285
3	Federal Home Loan Bank Discount Notes	0.250%	3/9/16	3,375	3,373
3	Federal Home Loan Bank Discount Notes	0.340%	3/21/16	15,100	15,084
3	Federal Home Loan Bank Discount Notes	0.250%	4/15/16	30,000	29,972
3	Federal Home Loan Bank Discount Notes	0.250%	4/20/16	25,000	24,976
3	Federal Home Loan Bank Discount Notes	0.250%	4/22/16	50,000	49,950
3	Federal Home Loan Bank Discount Notes	0.351%	5/20/16	2,000	1,997
3	Federal Home Loan Banks	0.375%	2/19/16	7,800	7,802
[3,4] Federal Home Loan Banks		0.186%	7/6/16	40,000	40,000
[2,4] Federal Home Loan Mortgage Corp.		0.208%	7/21/16	87,000	86,997
[2,4] Federal Home Loan Mortgage Corp.		0.142%	8/17/16	50,000	50,000
[2,4] Federal Home Loan Mortgage Corp.		0.158%	9/2/16	200,000	200,000
[2,4] Federal National Mortgage Assn.		0.231%	7/25/16	25,000	25,004
[2,4] Federal National Mortgage Assn.		0.217%	8/12/16	35,000	35,008
[2,4] Federal National Mortgage Assn.		0.217%	8/15/16	137,985	138,023
[2,4] Federal National Mortgage Assn.		0.205%	9/8/17	100,000	99,982
2	Freddie Mac Discount Notes	0.230%–0.280%	12/2/15	14,725	14,725
2	Freddie Mac Discount Notes	0.200%–0.230%	12/7/15	2,536	2,536
2	Freddie Mac Discount Notes	0.145%	12/8/15	11,200	11,200
2	Freddie Mac Discount Notes	0.140%	12/14/15	12,042	12,041
2	Freddie Mac Discount Notes	0.210%	12/16/15	31,000	30,997
2	Freddie Mac Discount Notes	0.150%	12/28/15	111	111
2	Freddie Mac Discount Notes	0.170%	1/5/16	2,120	2,120
2	Freddie Mac Discount Notes	0.130%	1/6/16	65	65
2	Freddie Mac Discount Notes	0.140%–0.230%	1/11/16	25,590	25,586
2	Freddie Mac Discount Notes	0.140%–0.310%	1/12/16	9,900	9,898
2	Freddie Mac Discount Notes	0.170%–0.190%	1/15/16	4,701	4,700
2	Freddie Mac Discount Notes	0.220%	1/22/16	3,802	3,801
2	Freddie Mac Discount Notes	0.150%	1/25/16	20,100	20,095
2	Freddie Mac Discount Notes	0.170%	2/3/16	2,900	2,899
2	Freddie Mac Discount Notes	0.145%–0.170%	2/5/16	4,829	4,828
2	Freddie Mac Discount Notes	0.140%	2/11/16	25,000	24,993
2	Freddie Mac Discount Notes	0.140%	2/12/16	2,500	2,499
2	Freddie Mac Discount Notes	0.200%	2/19/16	6,000	5,997
2	Freddie Mac Discount Notes	0.280%–0.300%	2/22/16	28,531	28,511
2	Freddie Mac Discount Notes	0.220%	2/24/16	67,600	67,565
2	Freddie Mac Discount Notes	0.269%–0.275%	2/26/16	42,809	42,781
2	Freddie Mac Discount Notes	0.361%	3/7/16	5,000	4,995
2	Freddie Mac Discount Notes	0.240%	3/16/16	25,000	24,982
2	Freddie Mac Discount Notes	0.225%–0.250%	4/4/16	67,904	67,850
2	Freddie Mac Discount Notes	0.270%	4/15/16	2,227	2,225
2	Freddie Mac Discount Notes	0.230%	4/25/16	25,000	24,977
	United States Treasury Bill	0.121%–0.127%	12/24/15	66,739	66,734
	United States Treasury Bill	0.280%	5/5/16	75,000	74,909
	United States Treasury Bill	0.341%	5/12/16	21,195	21,162
	United States Treasury Bill	0.416%–0.431%	6/2/16	65,000	64,862
4	United States Treasury Floating Rate Note	0.185%	1/31/16	7,000	7,000
4	United States Treasury Floating Rate Note	0.209%	4/30/16	4,000	4,000
4	United States Treasury Floating Rate Note	0.193%	10/31/16	50,000	49,977
4	United States Treasury Floating Rate Note	0.224%	1/31/17	18,234	18,234
	United States Treasury Note/Bond	0.375%	3/31/16	19,955	19,966
	United States Treasury Note/Bond	2.250%	3/31/16	20,000	20,135
	United States Treasury Note/Bond	5.125%	5/15/16	45,000	46,005
	United States Treasury Note/Bond	0.375%	5/31/16	25,000	25,007

United States Treasury Note/Bond	3.250%	5/31/16	50,000	50,705
Total U.S. Government and Agency Obligations (Cost $3,160,775)				3,160,775
Repurchase Agreements (17.3%)
TD Securities (USA) LLC
(Dated 11/24/15, Repurchase Value
$400,007,000, collateralized by Federal
Home Loan Bank 0.375%, 11/2/16, Federal
National Mortgage Assn. 7.250%, 5/15/30,
U.S. Treasury Inflation Indexed Note/Bond
0.125%, 4/15/20, and U.S. Treasury
Note/Bond 0.000%-9.250%, 12/31/15-
5/15/44, with a value of $408,466,000)	0.090%	12/1/15	400,000	400,000
TD Securities (USA) LLC
(Dated 11/25/15, Repurchase Value
$250,004,000, collateralized by Federal
Farm Credit Bank 0.000%, 8/30/16, Federal
Home Loan Bank 0.375%, 11/2/16, Federal
National Mortgage Assn. 7.250%, 5/15/30,
and U.S. Treasury Bill/Note/Bond 0.000%-
6.125%, 12/3/15-11/15/44, with a value of
$255,331,000)	0.090%	12/2/15	250,000	250,000
Total Repurchase Agreements (Cost $650,000)				650,000
Total Investments (101.6%) (Cost $3,810,775)				3,810,775
Other Assets and Liabilities-Net (-1.6%)				(58,819)
Net Assets (100%)				3,751,956

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Federal Money Market Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 19, 2016
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 19, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.